Liquidity and Capital Resources	3 Months Ended	12 Months Ended
	May 31, 2021	Feb. 28, 2021
Liquidity And Capital Resources [Abstract]
Liquidity and Capital Resources
4.	Liquidity and Capital Resources
We measure liquidity in terms of our ability to fund the cash requirements of our business operations, including working capital, capital expenditure needs, contractual obligations and other commitments, with cash flows from operations and other sources of funding. Current working capital needs relate mainly to employee compensation and benefits, as well as interest, debt repayments, capital expenditures, and operating expenses. Our ability to expand and grow our business will depend on many factors, including working capital needs and the evolution of operating cash flows.
We had $220.7 million in cash and cash equivalents as of May 31, 2021. We believe our existing cash and cash equivalents, cash provided by operating activities, and, if necessary, the borrowing capacity of up to $75.0 million available under our revolving credit facility (see Note 9,
Notes Payable
) will be sufficient to meet our working capital, debt repayment and capital expenditure requirements for at least the next twelve months.
See Note 3,
Pending Acquisition
, for the additional equity and debt financing we will incur to acquire BluJay.
In the future, we may enter into arrangements to acquire or invest in complementary businesses. To facilitate these acquisitions or investments, we may seek additional equity or debt financing.

4.	LIQUIDITY AND CAPITAL RESOURCES
The Company measures liquidity in terms of its ability to fund the cash requirements of its business operations, including working capital, capital expenditure needs, contractual obligations and other commitments, with cash flows from operations and other sources of funding. Current working capital needs relate mainly to employee compensation and benefits, as well interest, debt repayments, capital expenditures, and operating expenses. The Company’s ability to expand and grow its business will depend on many factors, including working capital needs and the evolution of operating cash flows.
The Company had $194.7 million in cash and cash equivalents as of February 28, 2021. The Company believes its existing cash and cash equivalents, cash provided by operating activities, and, if necessary, the borrowing capacity of up to $75.0 million available under its revolving credit facility (see Note 12,
Notes Payable and Capital Lease Obligations
) will be sufficient to meet its working capital, debt repayment and capital expenditure requirements until for at least the next twelve months.
In the future, the Company may enter into arrangements to acquire or invest in complementary businesses. To facilitate these acquisitions or investments, the Company may seek additional equity or debt financing.